Contingent and Deferred Consideration Payable (Tables)	12 Months Ended
Dec. 31, 2025
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable	Contingent and deferred consideration payable is comprised of the following balances:

Total
Balance at December 31, 2023	$18,706
Payments made during the year	(10,138)
Additions in the year	—
Fair value loss and other	(173)
Balance at December 31, 2024	$8,395
Payments made during the year	(7,319)
Additions in the year	3,234
Fair value loss and other	(1,351)
Balance at December 31, 2025	$2,959
Current portion of contingent and deferred consideration payable	$1,517
Non-current portion of contingent and deferred consideration payable	$1,442